Revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
Revenue
a) Disaggregation of revenue
In the following table, revenue is disaggregated by source, commercial terms and method of revenue recognition.

Year ended December 31,	2018	2017
Revenue by source
Construction services	$42,481	$21,710
Operations support services	367,580	270,847
	$410,061	$292,557

By commercial terms
Time-and-materials	$151,796	$97,588
Unit-price	253,277	191,041
Cost-plus	4,988	3,928
	$410,061	$292,557

Revenue recognition method
Cost-to-cost percent complete	$186,741	$125,716
As-invoiced	223,320	166,841
	$410,061	$292,557
b) Customer revenues
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2018	2017
Customer A	43%	44%
Customer B	23%	26%
Customer C	21%	17%
Customer D	9%	11%

c) Contract balances
The following table provides information about receivables, contract assets, and contract liabilities from contracts with customers:

	December 31, 2018	December 31, 2017
Contract receivables, included in accounts receivable, net	$78,278	$45,716
Contract assets	10,673	21,572
Contract liabilities	4,032	824
The following table provides information about significant changes in the contract assets:

Year ended December 31,	2018	2017
Transferred to receivables from contract assets recognized at the beginning of the period	$(14,701)	$(9,129)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	2,043	6,183
Increases as a result of work completed, but not yet an unconditional right to consideration	409	8,554
Increases as a result of Nuna acquisition	1,350	—
The following table provides information about significant changes in the contract liabilities:

Year ended December 31,	2018	2017
Revenue recognized that was included in the contract liability balance at the beginning of the period	$(84)	$(347)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,379	100
Increases as a result of Nuna acquisition	1,913	—
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2018	2017
Revenue recognized	$2,516	$1,177

These amounts relate to cumulative catch-up adjustments arising from changes in estimated project costs on cost-to-cost percent complete jobs and final settlement of constrained variable consideration.
d) Unpriced contract modifications
The Company recognized revenue from variable consideration related to unpriced contract modifications for the year ended December 31, 2018 of $250 (December 31, 2017 - $1,168).
The table below represents the classification of such uncollected consideration on the balance sheet:

	December 31, 2018	December 31, 2017
Accounts receivable	$—	$358
Contract assets	7,526	7,662
	$7,526	$8,020
e) Transaction price allocated to the remaining performance obligations
The estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period was $206,900 for 2019. Included is all consideration from contracts with customers, excluding amounts that are recognized using the as-invoiced method and any constrained amounts of revenue.
f) Contract costs
The following table summarizes contract costs included within other assets on the consolidated balance sheets.

	December 31, 2018	December 31, 2017
Reimbursable bid costs	$670	$422
Fulfillment costs	1,638	—
	$2,308	$422

During the year ended December 31, 2018, reimbursable bid costs of $248 were capitalized (December 31, 2017 - $422).
During the year ended December 31, 2018, fulfillment costs of $2,611 were capitalized (December 31, 2017 - $nil). Included in the amount capitalized during the year ended December 31, 2018 is $502 that was capitalized on January 1, 2018 upon adoption of the new revenue standard.